UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30,2005

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD.
STAMFORD, CT 06902

Form 13F File Number: 28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: DONALD T. NETTER
Title: SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone: (203) 358-8000

Signature, Place, and Date of Signing:

[Signature]	Stamford, CT [City, State]	8/12/05 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-________	________

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Number 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $78,365,574

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-11256	Donald T. Netter

KL2:2404535.1

FORM 13F INFORMATION TABLE

CONFIDENTIAL TREATMENT REQUESTED

	Title		Shares / Prn		Sh /	Put /	Invsymt	Other	Voting Authority		
Name of Issuer	of Class	Cusip	Amt	Value	Prn	Call	Dscretn	Managers	Sole	Shared	None
APRIA HEALTHCARE GROUP	COM	037933108	125,000	$ 4,330,000	SH		DEFINED		125000		
ARGOSY GAMING CO	COM	040228108	175,220	$ 8,167,004	SH		DEFINED		175220		
BEVERLY ENTERPRISES INC	COM	087851309	151,950	$ 1,935,843	SH		DEFINED		151950		
CHECKERS DRIVE IN RESTAURANT	COM NEW	162809305	98,663	$ 1,329,977	SH		DEFINED		98663		
GILLETTE CO	COM	375766102	275,590	$ 13,958,634	SH		DEFINED		275590		
GUIDANT CORP	COM	401698105	171,200	$ 11,521,760	SH		DEFINED		171200		
I-MANY INCORPORATED	COM	44973Q103	747,953	$ 1,271,520	SH		DEFINED		747953		
JOHNSON & JOHNSON	COM	478160104	56,652	$ 3,682,380	SH		DEFINED		56652		
KERR MCGEE CORP	COM	492386107	82,947	$ 6,329,686	SH		DEFINED		82947		
MAY DEPT STORES CO	COM	577778103	97,550	$ 3,915,657	SH		DEFINED		97550		
NEIMAN MARCUS GROUP	CL B	640204301	46,408	$ 4,487,654	SH		DEFINED		46408		
PMA CAPITAL CORP	CL A	693419202	125,502	$ 1,108,183	SH		DEFINED		125502		
SPRINT CORPORATION	COM	852061100	120,000	$ 3,010,800	SH		DEFINED		120000		
TELESYSTEM INTL WIRELESS	COM	879946606	27,843	$ 434,908	SH		DEFINED		27843		
TEMPLE INLAND INC	COM	879868107	163,857	$ 6,087,288	SH		DEFINED		163857		
UNOCAL CORP	COM	915289102	75,000	$ 4,878,750	SH		DEFINED		75000		
WENDYS INTL INC	COM	950590109	40,200	$ 1,915,530	SH		DEFINED		40200		